Summary of Significant Accounting Policies: Basic (loss) Per Common Share: Earnings per share (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
Earnings per share

	For the Year Ended September 30, 2012	From Inception On February 8, 2011 Through September 30, 2012
Net loss	$ (57,093)	$ (72,663)
Weighted average shares	66,033,000	65,961,692
Net loss per share	$ (0.00)	$ (0.00)